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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Tamalpais Asset Management LP
         -------------------------------------------
Address: 3 Harbor Dr Ste. 204
         -------------------------------------------
         Sausalito, CA 94965
         -------------------------------------------

Form 13F File Number: 28-12446
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
         -------------------------------------------
Title:   Chief Compliance Officer
         -------------------------------------------
Phone:   415-289-3606
         -------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Darren Huber             Sausalito, CA                May 4, 2010
------------------------    ------------------------    ------------------------
       [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------
Form 13F Information Table Entry Total:          40
                                        -----------

Form 13F Information Table Value Total: $   307,250
                                        -----------
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                          COLUMN 2         COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------  ---------------   -----------   ---------  -------------------- ---------- -------- ----------------
                                                               VALUE      SHRS OR     SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
               NAME OF ISSUER  TITLE OF CLASS    CUSIP         (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------  ---------------   -----------   ---------  -------------------- ---------- -------- ----------------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1   000886 AF 8   $   4,550   6,000,000  PRN         SOLE             SOLE
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 9/1   018804 AN 4   $  12,219  11,892,000  PRN         SOLE             SOLE
ALLERGAN INC                   COM               018490 10 2   $   3,240      49,600   SH         SOLE             SOLE
ANNALY CAP MGT INC             NOTE 4.000% 2/1   035710 AA 0   $  12,663  12,500,000  PRN         SOLE             SOLE
BARCLAYS BK PLC                IPATH SHRT ETN    06740C 52 7   $   7,554     359,552  PRN         SOLE             SOLE
CHEMED CORP NEW                NOTE 1.875% 5/1   16359R AC 7   $   7,682   8,300,000  PRN         SOLE             SOLE
CHESAPEAKE ENERGY CORP         COM               165167 10 7   $   2,007      84,700   SH         SOLE             SOLE
CIENA CORP                     NOTE 0.250% 5/0   171779 AB 7   $  10,815  12,883,000  PRN         SOLE             SOLE
CITIGROUP INC                  COM               172967 10 1   $   6,848   1,690,900   SH         SOLE             SOLE
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1   192108 AR 9   $   1,920   2,000,000  PRN         SOLE             SOLE
COVANTA HLDG CORP              DBCV 1.000% 2/0   22282E AA 0   $   2,825   3,000,000  PRN         SOLE             SOLE
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1   292659 AA 7   $   1,629   2,500,000  PRN         SOLE             SOLE
EURONET WORLDWIDE INC          NOTE 3.500%10/1   298736 AF 6   $  11,356  11,811,000  PRN         SOLE             SOLE
EXTERRAN HLDGS INC             NOTE 4.250% 6/1   30225X AA 1   $  11,298   9,000,000  PRN         SOLE             SOLE
GLOBAL INDS LTD                DBCV 2.750% 8/0   379336 AE 0   $   1,969   3,000,000  PRN         SOLE             SOLE
GREATBATCH INC                 SDCV 2.250% 8/0   39153L AB 2   $   8,566   9,500,000  PRN         SOLE             SOLE
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0   42805T AA 3   $  12,154   8,500,000  PRN         SOLE             SOLE
HOLOGIC INC                    FRNT 2.000%12/1   436440 AA 9   $   7,709   8,500,000  PRN         SOLE             SOLE
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1   440543 AE 6   $   7,871   9,310,000  PRN         SOLE             SOLE
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3   451055 AB 3   $   5,659   6,010,000  PRN         SOLE             SOLE
KING PHARMACEUTICALS INC       NOTE 1.250% 4/0   495582 AJ 7   $   4,679   5,000,000  PRN         SOLE             SOLE
LIFEPOINT HOSPITALS INC        SDCV 3.250% 8/1   53219L AG 4   $  10,286  10,500,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              DBCV 2.750%11/0   532791 AE 0   $  14,994  12,838,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              NOTE 2.750%11/0   532791 AF 7   $   2,970   2,500,000  PRN         SOLE             SOLE
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0   595112 AH 6   $  11,578  12,000,000  PRN         SOLE             SOLE
MICRON TECHNOLOGY INC          NOTE 4.250%10/1   595112 AJ 2   $   7,602   3,500,000  PRN         SOLE             SOLE
MOLSON COORS BREWING CO        CL B              60871R 20 9   $   1,249      29,700   SH         SOLE             SOLE
NEWMONT MINING CORP            COM               651639 10 6   $   7,553     148,300   SH         SOLE             SOLE
NII HLDGS INC                  NOTE 3.125% 6/1   62913F AJ 1   $  11,414  11,881,000  PRN         SOLE             SOLE
PARKER DRILLING CO             NOTE 2.125% 7/1   701081 AR 2   $   2,225   2,355,000  PRN         SOLE             SOLE
PENN VA CORP                   COM               707882 10 6   $      96       3,900   SH         SOLE             SOLE
SESI L L C                     NOTE 1.500%12/1   78412F AH 7   $  10,457  11,125,000  PRN         SOLE             SOLE
SPDR S&P 500 ETF TR            UNIT SER 1 S&P    78462F 10 3   $  16,099     137,600   SH         SOLE             SOLE
ST MARY LD & EXPL CO           NOTE 3.500% 4/0   792228 AD 0   $  12,403  12,240,000  PRN         SOLE             SOLE
SANDISK CORP                   NOTE 1.000% 5/1   80004C AC 5   $   3,934   4,500,000  PRN         SOLE             SOLE
STERLITE INDS INDIA LTD        NOTE 4.000%10/3   859737 AB 4   $  15,415  14,300,000  PRN         SOLE             SOLE
STILLWATER MNG CO              NOTE 1.875% 3/1   86074Q AF 9   $  10,249  11,000,000  PRN         SOLE             SOLE
WEBMD CORP                     NOTE 3.125% 9/0   94769M AG 0   $  11,837   8,921,000  PRN         SOLE             SOLE
WESTERN REFINING INC           COM               959319 10 4   $   1,565     284,600   SH         SOLE             SOLE
WRIGHT MED GROUP INC           NOTE 2.625%12/0   98235T AA 5   $  10,111  11,250,000  PRN         SOLE             SOLE
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